SEGMENTED INFORMATION - GEOGRAPHIC INFORMATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographic Information
Revenues	CAD 34,560	CAD 33,794	CAD 37,641
Property, plant and equipment, net	64,284	64,434
Canada
Geographic Information
Revenues	12,470	11,087	14,963
Property, plant and equipment, net	32,008	30,656
United States
Geographic Information
Revenues	22,090	22,707	CAD 22,678
Property, plant and equipment, net	CAD 32,276	CAD 33,778